Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 44	$ 84	$ 184
Joint venture ownership percentage	50.00%
Estimated restructuring expenses	$ 100
2017 [Member]
Restructuring Cost And Reserve [Line Items]
Estimated incremental saving amount	60
2018 and Thereafter [Member]
Restructuring Cost And Reserve [Line Items]
Estimated incremental saving amount	80
Commercial Vehicles [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	34	44	102
Agriculture Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 9	18	$ 43
Agriculture Equipment [Member] | CHINA
Restructuring Cost And Reserve [Line Items]
Joint venture ownership percentage			60.00%
Construction Equipment Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses		$ 19	$ 39